Finance Lease Liabilities (Details) - Schedule of lease assets under a finance lease - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of lease assets under a finance lease [Abstract]
Cost	$ 2,819,697	$ 3,172,647
Less: Accumulated depreciation	(927,408)	(937,442)
Net book value	$ 1,892,290	$ 2,235,205